Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 3,022,145,785	$ 439,552,874	¥ 517,052,950	¥ 57,954,312
Advertising and Marketing Service Provided to Advertising Customers Recorded Gross
Disaggregation Of Revenue [Line Items]
Revenue	2,399,716,518	349,024,292	264,471,551	16,938,996
Advertising and Marketing Service Provided to Advertising Platforms Recorded Net
Disaggregation Of Revenue [Line Items]
Revenue	414,541,506	60,292,561	248,410,930	40,941,342
Other Service
Disaggregation Of Revenue [Line Items]
Revenue	¥ 207,887,761	$ 30,236,021	¥ 4,170,469	¥ 73,974